Description of Organization and Business Operations (Details Narrative) (10-K) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 21, 2018	Sep. 13, 2017	Aug. 22, 2017	May 31, 2017	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018
Proceeds from sale of private units						$ 2,615,000	$ 2,615,000
Cash held in trust account							$ 52,895,652
Number of shares purchased					750,000		750,000
Proceeds from sale of equity						$ 50,860,100	$ 50,860,100
Withdrawal of interest to pay working capital expenses					$ 600,000		$ 600,000
Description of restated certificate of incorporation							(i) the completion of the initial Business Combination; or (ii) the redemption of 100% of the shares of common stock included in the Public Units sold in the Initial Public Offering if the Company is unable to complete its initial Business Combination within 12 months (or 21 months if extended) from the closing of the Initial Public Offering (subject to the requirements of law).
Exercise price, per unit (in dollars per share)							$ 0.1750
Net tangible assets							$ 5,000,001
Initial Public Offering [Member]
Proceeds from sale of units			$ 50,000,000
Proceeds from sale of private units			$ 2,545,000
Number of shares purchased			5,000,000		250,000		750,000
Sale of stock, price per share			$ 10.00		$ 11.50		$ 10.00
Minimum deposits in trust account							$ 303,160
Exercise price, per unit (in dollars per share)							$ 0.0583
Initial Public Offering [Member] | Extension Agreement [Member]
Minimum deposits in trust account							$ 910,000
Exercise price, per unit (in dollars per share)							$ 0.1750
Initial Public Offering and Private Placement [Member]
Cash held in trust account			$ 50,750,000
Over-Allotment Option [Member]
Number of shares purchased		200,000			26,250		26,250
Sale of stock, price per share		$ 10.00			$ 10.15		$ 10.15
Proceeds from sale of equity		$ 2,000,000
Private Placement [Member]
Proceeds from sale of private units					$ 2,545,000		$ 2,545,000
Number of shares purchased		7,000			254,500		254,500
Sale of stock, price per share	$ 0.058				$ 10.00		$ 10.00
Proceeds from sale of equity		$ 70,000
Withdrawal of interest to pay working capital expenses	$ 303,610